Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Revenue from Contracts with Customers
i)
Revenue streams

	2022	2021	2020
(in $ millions)	$	$	$
Deliveries	663	148	5
Mobility	639	456	438
Financial services	71	27	(10)
Enterprise and new initiatives	60	44	36
	1,433	675	469
ii)
Geographic information

	2022	2021	2020
(in $ millions)	$	$	$
Singapore	302	283	246
Malaysia	509	108	91
Indonesia	275	79	(61)
Philippines	125	81	51
Thailand	109	76	57
Rest of Southeast Asia	113	48	85
	1,433	675	469